united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016
Shares		Value

	COMMON STOCK - 80.0%
	ADVERTISING - 0.6%
8,589	Aimia, Inc.	$ 53,125

	AEROSPACE/DEFENSE - 0.7%
239	Lockheed Martin Corp.	58,070

	AGRICULTURE - 3.1%
1,221	Archer-Daniels-Midland Co.	53,431
1,334	Imperial Tobacco Group	69,777
1,281	Reynolds American, Inc.	63,499
1,117	Universal Corp.	67,210
		253,917
	AIRLINES - 0.5%
1,041	Delta Air Lines, Inc.	38,257

	AUTO MANUFACTURERS - 2.0%
3,927	Ford Motor Co.	49,480
5,785	Nissan Motor Co. Ltd.	56,787
685	Renault SA	55,942
		162,209
	AUTO PARTS & EQUIPMENT - 1.6%
1,496	Cooper Tire & Rubber Co.	50,849
1,755	Exedy Corp.	43,485
1,004	Magna International, Inc.	40,388
		134,722
	BANKS - 3.7%
110,474	Bank of China Ltd.	49,704
9,345	Bendigo & Adelaide Bank Ltd.	77,089
847	Capital One Financial Corp.	60,645
20,133	Kiatnakin Bank PCL - ADR	30,077
2,219	Popular, Inc.	87,229
		304,744
	BIOTECHNOLOGY - 1.3%
297	Amgen, Inc.	50,508
684	Gilead Sciences, Inc.	53,612
		104,120
	CHEMICALS - 0.7%
682	LyondellBasell Industries NV	53,803

	COMMERCIAL SERVICES - 3.5%
706	Euronet Worldwide, Inc. *	54,793
665	Macquarie Infrastructure Co.	53,160
3,181	RR Donnelley & Sons Co.	54,395
4,408	Transcontinental, Inc. - Cl. A	64,468
2,934	Western Union Co.	63,140
		289,956
	COMPUTERS - 1.3%
2,718	Leidos Holdings, Inc.	110,106

	DISTRIBUTION/WHOLESALE - 1.1%
4,587	ITOCHU Corp.	54,166
1,823	PALTAC Corp.	37,906
		92,072
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
4,650	Ellington Financial LLC	80,073
1,192	KB Financial Group, Inc. - ADR	41,410
3,392	Navient Corp.	48,777
		170,260

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
Shares		Value

	ELECTRIC - 9.2%
1,417	American Electric Power Co., Inc.	$ 91,496
49,314	AusNet Services	63,725
90,552	China Power International Development Ltd.	34,204
4,410	Cia Paranaense de Energia - ADR	44,850
950	Entergy Corp.	74,290
2,741	Exelon Corp.	93,194
2,119	Great Plains Energy, Inc.	57,552
9,516	Iberdrola SA	62,545
2,269	Korea Electric Power Corp. - ADR	58,676
16,103	Redes Energeticas Nacionais	46,946
2,768	Spark Energy, Inc.	80,244
11,383	Terna Rete Elettrica Nazionale SpA	58,737
		766,459
	ELECTRONICS - 0.6%
3,741	LG Display Co. Ltd. - ADR	49,980

	ENGINEERING & CONSTRUCTION - 1.0%
12,498	Downer EDI Ltd.	46,010
2,428	Kyowa Exeo Corp.	34,917
		80,927
	ENTERTAINMENT - 0.4%
39,341	Berjaya Sports Toto Bhd	32,353

	FOOD - 1.4%
2,404	Arcs Co. Ltd.	55,194
2,200	Corbion NV	59,922
		115,116
	FOREST PRODUCTS & PAPER - 1.4%
1,132	International Paper Co.	54,891
3,194	UPM-Kymmene OYJ	64,082
		118,973
	HEALTHCARE - SERVICES - 1.7%
557	Aetna, Inc.	65,236
3,992	NMC Health PLC	70,849
		136,085
	HOUSEWARES - 0.6%
616	Scotts Miracle-Gro Co.	51,005

	INSURANCE - 3.4%
688	Endurance Specialty Holdings Ltd.	45,305
2,481	Genworth MI Canada, Inc.	64,652
1,403	Liberty Holdings Ltd.	10,736
811	Prudential Financial, Inc.	64,377
1,096	Swiss Life Holding AG	92,569
		277,639
	INVESTMENT COMPANIES - 0.9%
3,682	Solar Capital Ltd.	75,628

	IRON/STEEL - 1.1%
10,747	Eregli Demir ve Celik Fabrikalari TAS	16,164
472	POSCO - ADR	24,058
1,914	Steel Dynamics, Inc.	47,123
		87,345
	MACHINERY - DIVERSIFIED - 0.6%
390	Cummins, Inc.	48,988

	MEDIA - 0.5%
109,559	Media Prima Bhd	37,979

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
Shares		Value

	METAL FABRICATE/HARDWARE - 0.6%
1,467	Timken Co.	$ 49,687

	MINING - 0.4%
1,202	Rio Tinto PLC	36,226

	MISCELLANEOUS MANUFACTURING - 2.6%
1,878	FUJIFILM Holdings Corp.	70,598
2,059	General Electric Co.	64,323
647	Siemens AG	77,157
		212,078
	MULTI-NATIONAL - 0.6%
1,672	Banco Latinoamericano de Comercio Exterior SA	48,304

	OFFICE/BUSINESS EQUIPMENT - 0.6%
1,788	Canon, Inc.	51,254

	OIL & GAS - 4.5%
529	Chevron Corp.	53,207
772	Exxon Mobil Corp.	67,272
2,380	Lukoil - ADR	106,481
2,491	OMV AG	69,707
1,188	Western Refining, Inc.	29,890
1,949	Woodside Petroleum Ltd.	41,922
		368,479
	OIL & GAS SERVICES - 0.7%
67,692	Sinopec Engineering Group Co. Ltd.	56,112

	PHARMACEUTICALS - 3.7%
3,014	GlaxoSmithKline PLC	64,703
563	Johnson & Johnson	67,188
907	Merck & Co., Inc.	56,951
758	Novartis AG - ADR	59,708
1,090	Teva Pharmaceutical Industries Ltd. - ADR	54,925
		303,475
	PIPELINES - 0.4%
841	Spectra Energy Corp.	29,956

	REAL ESTATE - 0.9%
125,676	Soho China Ltd.	75,014
33	The RMR Group, Inc.	1,273
		76,287
	REITS - 4.7%
106,920	Champion REIT	68,229
3,693	Colony Capital, Inc.	68,210
2,633	Hospitality Properties Trust	80,280
957	Iron Mountain, Inc.	36,758
9,521	MFA Financial, Inc.	73,502
2,717	Starwood Property Trust, Inc.	62,219
		389,198
	RETAIL - 3.7%
2,972	American Eagle Outfitters, Inc.	55,101
1,051	Aoyama Trading Co. Ltd.	34,152
1,838	Best Buy Co., Inc.	70,726
41,109	Debenhams PLC	32,630
788	Target Corp.	55,310
25,216	Wal-Mart de Mexico SAB de CV	57,383
		305,302

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
Shares		Value

	SEMICONDUCTORS - 1.2%
1,028	Silicon Motion Technology Corp. - ADR	$ 51,893
1,735	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	49,864
		101,757
	SOFTWARE - 1.5%
2,096	Micro Focus International PLC	54,852
1,207	Microsoft Corp.	69,354
		124,206
	TELECOMMUNICATIONS - 8.0%
2,064	AT&T, Inc.	84,376
1,992	CenturyLink, Inc.	55,378
1,054	Chunghwa Telecom Co. Ltd. - ADR	37,786
2,223	Cisco Systems, Inc.	69,891
12,587	Frontier Communications Corp.	57,900
23,043	Spark New Zealand Ltd.	63,585
12,049	TeliaSonera AB	54,343
8,479	Telkom SA SOC Ltd.	34,982
7,822	Turk Telekomunikasyon AS	15,784
1,655	United States Cellular Corp. *	61,599
1,375	Verizon Communications, Inc.	71,954
1,568	Vodafone Group PLC - ADR	48,058
		655,636
	TRANSPORTATION - 0.9%
167,502	BTS Group Holdings PCL - ADR	43,760
3,895	Euronav NV	33,944
		77,704

	TOTAL COMMON STOCK (Cost - $6,278,285)	6,589,499

	PREFERRED STOCK - 12.4%
	BANKS - 3.8%
5,973	JPMorgan Chase & Co., 6.30%	164,974
5,311	Morgan Stanley, 6.625%	147,858
		312,832
	ELECTRIC - 0.7%
1,074	Entergy Arkansas, Inc., 4.90%	27,108
1,255	PPL Capital Funding, Inc., 5.90%	33,609
		60,717
	INSURANCE - 1.6%
5,030	Aspen Insurance Holdings Ltd., 7.25%	133,245

	REITS - 4.1%
2,278	AG Mortgage Investment Trust, Inc., 8.00%	56,859
1,871	Annaly Capital Management, Inc., 7.50%	47,935
2,222	Ashford Hospitality Trust, Inc., 8.45%	57,128
5,063	Newcastle Investment Corp., 9.75%	130,372
1,677	Public Storage, 5.125%	44,776
		337,070
	RETAIL - 0.4%
1,331	TravelCenters of America LLC, 8.00%	33,914

	TELECOMMUNICATIONS - 1.8%
5,578	Qwest Corp., 7.00%	145,920

	TOTAL PREFERRED STOCK (Cost - $980,276)	1,023,698

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
Shares		Value

	EXCHANGE TRADED FUNDS - 5.3%
272	SPDR Gold Shares	$ 33,940
3,035	ProShares VIX Short-Term Futures ETF	91,354
14,285	Recon Capital NASDAQ-100 Covered Call ETF	312,270
	TOTAL EXCHANGE TRADED FUNDS (Cost - $450,911)	437,564

Par Value

	BONDS & NOTES - 0.7%
	COMMERCIAL MBS - 0.2%
$ 5,038	Banc of America Funding 2006-2 Trust, 5.75%, 3/25/36	4,714
2,167	WaMu Mortgage Pass-Through Certificates Series 2003-S12 Trust, 4.75%, 11/25/18	2,205
9,962	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.45%, 9/25/36 ~	5,784
		12,703
	HOME EQUITY - 0.5%
27,903	Countrywide Asset-Backed Certificates, 5.22%, 10/25/17 ~	27,858
9,175	RASC Series 2003-KS4 Trust, 3.87%, 5/25/33 ~	9,351
		37,209
	OTHER ABS - 0.0%
8,479	Equity One Mortgage Pass-Through Trust 2003-4, 5.87%, 10/25/34 ~	8,225

	TOTAL BONDS & NOTES (Cost - $55,484)	58,137

Contracts **

	PURCHASED PUT OPTIONS * - 1.8%
380	iShares MSCI EAFE ETF +
	Expiration October 2016, Exercise Price $58.00	43,320
280	iShares MSCI Emerging Markets ETF +
	Expiration October 2016, Exercise Price $37.00	36,400
220	SPDR S&P 500 ETF Trust +
	Expiration October 2016, Exercise Price $215.00	71,500
	TOTAL PURCHASED PUT OPTIONS (Cost - $138,357)	151,220

	TOTAL INVESTMENTS - 100.2% (Cost - $7,903,313) (a)	$ 8,260,118
	OTHER ASSETS LESS LIABILITIES - NET - (0.2) %	(14,392)
	NET ASSETS - 100.0%	$ 8,245,726

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $7,916,395 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 528,410
	Unrealized depreciation	(217,847)
	Net unrealized appreciation	$ 310,563

* Non-income producing security.
~ Floating rate or step coupon security - Interest rate shown reflects the rate currently in effect.
** Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security.
+ All or portion of this security is pledged as collateral for options written. Total value of pledged securities at August 31, 2016 is $151,220.

ABS - Asset Backed Security
ADR - American Depositary Receipt
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipts

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

Contracts **		Value

	WRITTEN PUT OPTIONS * - 0.4%
190	iShares MSCI EAFE ETF
	Expiration October 2016, Exercise Price $55.00	$ 8,550
140	iShares MSCI Emerging Markets ETF
	Expiration October 2016, Exercise Price $35.00	7,560
110	SPDR S&P 500 ETF Trust
	Expiration October 2016, Exercise Price $207.00	17,050
	TOTAL WRITTEN PUT OPTIONS (Premiums received - $30,752) (a)	$ 33,160

* Non-income producing security.
** Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2016 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,589,499	$ -	$ -	$ 6,589,499
Exchange Traded Funds	437,564	-	-	437,564
Preferred Stock	1,023,698	-	-	1,023,698
Bonds & Notes	-	58,137	-	58,137
Purchased Put Options	151,220	-	-	151,220
Total	$ 8,201,981	$ 58,137	$ -	$ 8,260,118

Liabilities *	Level 1	Level 2	Level 3	Total
Written Put Options	$ 33,160	$ -	$ -	$ 33,160
Total	$ 33,160	$ -	$ -	$ 33,160

* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

Valuation of Investment Companies - The Fund may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”). Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying in such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with an option was purchased moves in a direction favorable to the fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended August 31, 2016, the Fund's unrealized appreciation on option contracts subject to equity price risk amount to $10,458.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

The following table summarizes the Fund's written option activity:

	Options Written
	Contracts	Premium
Outstanding at May 31, 2016	(772)	$ (90,754)
Options purchased/written	(1,162)	(62,648)
Options expired	1,190	95,382
Options closed	304	27,268
Outstanding at August 31, 2016	(440)	$ (30,752)

The derivative instruments outstanding as of August 31, 2016 and unrealized gain (loss) on derivative instruments as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Foreign Securities – The Fund may invest in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 10/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 10/24/16

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer

Date 10/24/16

CERTIFICATIONS

I, Kevin E. Wolf, certify that:

1.       I have reviewed this report on Form N-Q of the Crow Point Defined Risk Global Equity Income Fund, a series of Northern Lights Fund Trust II;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)] for the registrant and have:

 a)       designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)       designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)       evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)       disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)       all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)       any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 10/24/16

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Northern Lights Fund Trust II

I, Erik Naviloff, certify that:

1.       I have reviewed this report on Form N-Q of the Crow Point Defined Risk Global Equity Income Fund, a series of Northern Lights Fund Trust II;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

 a)       designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)       designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)       evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)       disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)       all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)       any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 10/24/16

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer

Northern Lights Fund Trust II